CONSOLIDATED BALANCE SHEET - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
ASSETS
Cash and due from banks	$ 2,099	$ 1,944
Interest-earning demand deposits	342	328
Total cash and cash equivalents	2,441	2,272
Certificates of deposit	350	10,380
Investment securities available for sale (amortized cost of $128,824 and $108,380)	128,811	108,449
Investment securities held to maturity (fair value of $6,125 and $8,815)	6,181	8,678
Mortgage-backed securities held to maturity (fair value of $116,844 and $130,181)	115,857	129,321
Net loans receivable (allowance for loan losses of $468 and $418)	84,675	77,455
Accrued interest receivable	1,225	1,206
Federal Home Loan Bank stock, at cost	7,161	7,062
Premises and equipment (net)	392	454
Bank owned life insurance	4,668	4,541
Deferred tax assets (net)	359	437
Other assets	168	1,354
TOTAL ASSETS	352,288	351,609
LIABILITIES
Deposits	145,023	145,289
Federal Home Loan Bank advances: short-term	171,403	155,799
Federal Home Loan Bank advances: long-term - fixed rate		10,000
Federal Home Loan Bank advances: long-term - variable rate		6,109
Accrued interest payable	380	247
Other liabilities	1,465	1,122
TOTAL LIABILITIES	318,271	318,566
STOCKHOLDERS' EQUITY
Preferred stock, no par value; 5,000,000 shares authorized; none outstanding
Common stock, par value $0.01; 10,000,000 shares authorized; 3,805,636 shares issued	38	38
Additional paid-in capital	21,516	21,485
Treasury stock (1,836,123 and 1,797,492 shares at cost)	(27,886)	(27,264)
Retained earnings - substantially restricted	42,795	41,344
Accumulated other comprehensive loss	(188)	(188)
Unallocated Employee Stock Ownership Plan ("ESOP") shares	(2,258)	(2,372)
TOTAL STOCKHOLDERS' EQUITY	34,017	33,043
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 352,288	$ 351,609